Capital Management -Summary of EBITDA, Adjusted EBITDA and Adjusted Finance Costs (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of objectives, policies and processes for managing capital [abstract]
Net (loss) earnings from continuing operations	$ (31)	$ 154
Finance costs	538	238
Income taxes	(93)	(183)
Depreciation and amortization	1,592	692
EBITDA	2,006	901
Impairment of property, plant and equipment	1,809
Merger and related costs	170	84
Share-based compensation	116	26
Defined Benefit Plans Curtailment Gain	(157)
Adjusted EBITDA	3,944	1,011
Finance costs	538	238
Unwinding of discount on asset retirement obligations	(51)	(17)
Borrowing costs capitalized to property, plant and equipment	12	11
Interest on net defined benefit pension and other post-retirement plan obligations	(15)	(19)
Adjusted finance costs	$ 484	$ 213